Equipment and Leasehold Improvements (Details Narrative) (10Q) - CAD	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Amortization expense	CAD 4,356	CAD 4,439	CAD 20,198	CAD 20,338